Common Stock Warrants - Schedule of Assumptions for Warrants (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Short-term Note Related Party 11/26/2019 [Member]
Number of Warrants | shares		400,000	400,000
H-CYTE Stock Price		$ 0.20	$ 0.20
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.13	$ 0.13
Life of Warrant		3 years	3 years
Short-term Note Related Party 12/30/2019 [Member]
Number of Warrants | shares		171,429	171,429
H-CYTE Stock Price		$ 0.14	$ 0.14
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.08	$ 0.08
Life of Warrant		3 years	3 years
Short-term Note Related Party 1/13/2020 [Member]
Number of Warrants | shares		268,571
H-CYTE Stock Price		$ 0.12
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.07
Life of Warrant		3 years
Measurement Input, Risk Free Interest Rate [Member] | Short-term Note Related Party 11/26/2019 [Member]
Warrant Input, Percentage		1.58	1.58
Measurement Input, Risk Free Interest Rate [Member] | Short-term Note Related Party 12/30/2019 [Member]
Warrant Input, Percentage		1.59	1.59
Measurement Input, Risk Free Interest Rate [Member] | Short-term Note Related Party 1/13/2020 [Member]
Warrant Input, Percentage		1.60
Measurement Input, Stock Price Volatility [Member] | Short-term Note Related Party 11/26/2019 [Member]
Warrant Input, Percentage		144.36	144.36
Measurement Input, Stock Price Volatility [Member] | Short-term Note Related Party 12/30/2019 [Member]
Warrant Input, Percentage		145.29	145.29
Measurement Input, Stock Price Volatility [Member] | Short-term Note Related Party 1/13/2020 [Member]
Warrant Input, Percentage		145.76
Private Placement 1/08/2019 [Member]
Number of Warrants | shares		5,000,000	5,000,000
H-CYTE Stock Price		$ 0.40	$ 0.40
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.24	$ 0.24
Life of Warrant		3 years	3 years
Private Placement 1/08/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.57	2.57
Private Placement 1/08/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		115.08	115.08
Antidilution Provision 1/08/2019 [Member]
Number of Warrants | shares	[1]	2,023,438	2,023,438
H-CYTE Stock Price	[1]	$ 0.40	$ 0.40
Exercise Price of Warrant	[1]	0.40	0.40
Warrant Grant Date Fair Value	[1]	$ 0.28	$ 0.28
Life of Warrant	[1]	3 years	3 years
Antidilution Provision 1/08/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage	[1]	2.57	2.57
Antidilution Provision 1/08/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage	[1]	115.08	115.08
Private Placement 1/18/2019 [Member]
Number of Warrants | shares		6,000,000	6,000,000
H-CYTE Stock Price		$ 0.40	$ 0.40
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.23	$ 0.23
Life of Warrant		3 years	3 years
Private Placement 1/18/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.60	2.60
Private Placement 1/18/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		114.07	114.07
Private Placement 1/25/2019 [Member]
Number of Warrants | shares		1,250,000	1,250,000
H-CYTE Stock Price		$ 0.59	$ 0.59
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.38	$ 0.38
Life of Warrant		3 years	3 years
Private Placement 1/25/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.43	2.43
Private Placement 1/25/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.72	113.72
Private Placement 1/31/2019 [Member]
Number of Warrants | shares		437,500	437,500
H-CYTE Stock Price		$ 0.54	$ 0.54
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.34	$ 0.34
Life of Warrant		3 years	3 years
Private Placement 1/31/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.43	2.43
Private Placement 1/31/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.47	113.47
Private Placement 2/7/2019 [Member]
Number of Warrants | shares		750,000	750,000
H-CYTE Stock Price		$ 0.57	$ 0.57
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.36	$ 0.36
Life of Warrant		3 years	3 years
Private Placement 2/7/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.46	2.46
Private Placement 2/7/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.23	113.23
Private Placement 2/22/2019 [Member]
Number of Warrants | shares		375,000	375,000
H-CYTE Stock Price		$ 0.49	$ 0.49
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.30	$ 0.30
Life of Warrant		3 years	3 years
Private Placement 2/22/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.46	2.46
Private Placement 2/22/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.34	113.34
Private Placement 3/1/2019 [Member]
Number of Warrants | shares		125,000	125,000
H-CYTE Stock Price		$ 0.52	$ 0.52
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.33	$ 0.33
Life of Warrant		3 years	3 years
Private Placement 3/1/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.54	2.54
Private Placement 3/1/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.42	113.42
Private Placement 3/8/2019 [Member]
Number of Warrants | shares		150,000	150,000
H-CYTE Stock Price		$ 0.59	$ 0.59
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.38	$ 0.38
Life of Warrant		3 years	3 years
Private Placement 3/8/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.43	2.43
Private Placement 3/8/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.53	113.53
Private Placement 3/11/2019 [Member]
Number of Warrants | shares		2,475,000	2,475,000
H-CYTE Stock Price		$ 0.61	$ 0.61
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.40	$ 0.40
Life of Warrant		3 years	3 years
Private Placement 3/11/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.45	2.45
Private Placement 3/11/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.62	113.62
Private Placement 3/26/2019 [Member]
Number of Warrants | shares		500,000	500,000
H-CYTE Stock Price		$ 0.51	$ 0.51
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.32	$ 0.32
Life of Warrant		3 years	3 years
Private Placement 3/26/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.18	2.18
Private Placement 3/26/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		113.12	113.12
Private Placement 3/28/2019 [Member]
Number of Warrants | shares		375,000	375,000
H-CYTE Stock Price		$ 0.51	$ 0.51
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.31	$ 0.31
Life of Warrant		3 years	3 years
Private Placement 3/28/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.18	2.18
Private Placement 3/28/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		112.79	112.79
Private Placement 3/29/2019 [Member]
Number of Warrants | shares		62,500	62,500
H-CYTE Stock Price		$ 0.51	$ 0.51
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.31	$ 0.31
Life of Warrant		3 years	3 years
Private Placement 3/29/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.21	2.21
Private Placement 3/29/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		112.79	112.79
Private Placement 4/4/2019 [Member]
Number of Warrants | shares		500,000	500,000
H-CYTE Stock Price		$ 0.48	$ 0.48
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.29	$ 0.29
Life of Warrant		3 years	3 years
Private Placement 4/4/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		2.29	2.29
Private Placement 4/4/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		112.77	112.77
Private Placement 7/15/2019 [Member]
Number of Warrants | shares		200,000	200,000
H-CYTE Stock Price		$ 0.53	$ 0.53
Exercise Price of Warrant		1.00	1.00
Warrant Grant Date Fair Value		$ 0.31	$ 0.31
Life of Warrant		3 years	3 years
Private Placement 7/15/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		1.80	1.80
Private Placement 7/15/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		115.50	115.50
Convertible Debt Extension 9/18/2019 [Member]
Number of Warrants | shares		424,000	424,000
H-CYTE Stock Price		$ 0.40	$ 0.40
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.25	$ 0.25
Life of Warrant		3 years	3 years
Convertible Debt Extension 9/18/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		1.72	1.72
Convertible Debt Extension 9/18/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		122.04	122.04
Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member]
Number of Warrants | shares		14,669,757	14,669,757
H-CYTE Stock Price		$ 0.28	$ 0.28
Exercise Price of Warrant		0.75	0.75
Warrant Grant Date Fair Value		$ 0.19	$ 0.19
Life of Warrant		10 years	10 years
Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant Input, Percentage		1.84	1.84
Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		89.75	89.75
Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member]
Number of Warrants | shares		244,996
H-CYTE Stock Price		$ 0.15
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.13
Life of Warrant		10 years
Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member] | Measurement Input, Stock Price Volatility [Member]
Warrant Input, Percentage		144.32
Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrant Input, Percentage		1.84

[1]	The Company had warrants that triggered the required issuance of an additional 2,023,438 warrants as a result of the Company's capital raise that gave those new investors a $0.40 per share investment price which required the old warrant holders to receive additional warrants since their price was $0.75 per share.